Total Net Revenue by Major Customers (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Schueco International KG USD ($)	Dec. 31, 2013 Schueco International KG CNY	Dec. 31, 2011 Schueco International KG CNY	Dec. 31, 2013 MEMC Singapore Pte Ltd USD ($)	Dec. 31, 2013 MEMC Singapore Pte Ltd CNY	Dec. 31, 2011 MEMC Singapore Pte Ltd CNY	Dec. 31, 2013 Q.Cells Japan USD ($)	Dec. 31, 2013 Q.Cells Japan CNY	Dec. 31, 2011 Q.Cells Japan CNY
Revenue, Major Customer [Line Items]
Net revenues	$ 780,629	4,725,692	3,678,380	6,416,485	[1]	[1]	967,398	[1]	[1]	695,680	$ 194,808	1,179,308	[1]

[1]	* Less than 10%